March 1, 2010

BY EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Hewitt Series Trust

1933 Act Registration No. 333-59221

1940 Act Registration No. 811-08885

Ladies and Gentlemen:

On behalf of Hewitt Series Trust (the “Trust”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”) post-effective amendment No. 15 to the Trust’s registration statement under the Securities Act, which is also amendment No. 16 to its registration statement under the 1940 Act (the “Amendment”), and each exhibit being filed with the Amendment.

Reason for Amendment. This Amendment is being filed solely to comply with the disclosure requirements of revised Form N-1A, as set forth in Investment Company Act Release No. 28584 (January 13, 2009).

Effective Date. This filing is being made pursuant to Rule 485(a)(1) under the Securities Act, with a designated effective date of April 30, 2010.

Comments. Please direct any comments on this filing to the undersigned at (312) 807-4227.

Very truly yours,

By:	/s/ Alan Goldberg
Alan Goldberg